Reporting Entity	12 Months Ended
Dec. 31, 2019
General Information About Financial Statements [Abstract]
Reporting Entity
REPORTING ENTITY:
Celestica Inc. (Celestica) is incorporated in Ontario with its corporate headquarters located in Toronto, Ontario, Canada. Celestica’s subordinate voting shares (SVS) are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange (NYSE). Since the first quarter of 2018 (Q1 2018), Celestica's operating and reportable segments consist of its Advanced Technology Solutions (ATS) segment and its Connectivity & Cloud Solutions (CCS) segment. Financial information for 2017 was previously reclassified to reflect this segment structure. See note 25 for further detail.